SCHEDULE OF LEASE COSTS (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Leases [Abstract]
Short-term lease costs	$ 38,318	$ 686
Finance lease costs	46,305	67,941
Operating lease costs	173,026	99,635
Total lease costs	$ 257,649	$ 168,262